Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk (Detail) (Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Contract
Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	0
Notional	$ 205,180
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	0
Notional	584,000
Interest Rate Forward Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	3
Notional	$ 150,000